Investments - Schedule of Available-for-sale Investments (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Debt Securities, Available-for-sale [Abstract]
Cost	¥ 28,601	¥ 25,571
Unrealized gains, including foreign exchange adjustment	16,272	25,775
Fair Value	¥ 44,873	¥ 51,346